SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 –SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Interim Financial Statements

The unaudited condensed consolidated interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Revenue Recognition

For annual reporting periods after December 15, 2017, the Financial Accounting Standards Board (“FASB”) made effective Accounting Standards Update (“ASU”) 2014-09 “Revenue from Contracts with Customers,” to supersede previous revenue recognition guidance under current GAAP. Revenue is now recognized in accordance with FASB Accounting Standards Codification (“ASC”) Topic 606, Revenue Recognition (“ASC Topic 606”). The objective of the guidance is to establish the principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. The core principle is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Two options were made available for implementation of the standard: the full retrospective approach or modified retrospective approach. The guidance became effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, with early adoption permitted. The Company adopted ASC Topic 606 for its reporting period as of the year ended December 31, 2017, which made its implementation of ASC Topic 606 effective in the first quarter of 2018. The Company decided to implement the modified retrospective transition method to implement ASC Topic 606, with no restatement of the comparative periods presented. Using this transition method, the Company applied the new standards to all new contracts initiated on or after the effective date. The Company also decided to apply this method to any incomplete contracts it determined are subject to ASC Topic 606 prospectively. For the quarter ended June 30, 2021, there were no incomplete contracts. As is more fully discussed below, the Company is of the opinion that none of its contracts for services or products contain significant financing components that require revenue adjustment under ASC Topic 606.

Identification of Our Contracts with Customers

Contracts included in the Company’s application of ASC Topic 606 for the quarter ended June 30, 2021 consisted solely of sales of the Company’s hempSMART™ products made by its sales associates and by the Company directly through its website. With respect to the Company’s financial accounting, bookkeeping and/or real property management consulting services, to date no contracts have been entered into, and thus no reportable revenues have resulted for the fiscal years ended December 31, 2020 or 2019, or for the quarter ended June 30, 2021.

In accordance with ASC Topic 606, the Company of the opinion that none of its hempSMART™ product sales or offered consulting service, each of which are discussed below, have a significant financing component. The Company’s opinion is based upon the transactional basis for its product sales, with revenue recognized upon customer order, payment and shipment, which occurs concurrently. The Company’s evaluation of the length of time between the customer order, payment and shipping is not a significant financing component because shipment occurs the same day as the order is placed and payment made by the customer. The Company’s evaluation of its consulting services is based upon recognizing revenue as the services are performed for a determinable price per hour. The Company only recognizes revenues as incurred and charge billable hours. Because the Company’s hourly fees for services are fixed and determinable and are only earned and recognized as revenue upon actual performance, the Company is of the opinion that such arrangements are not an indicator of a vendor or customer based significant financing that would materially change the amount of revenue the Company recognizes under the contract or would otherwise contain a significant financing component under ASC Topic 606.

Determination of the Price in Our Sales Contracts

The transaction prices in the Company’s sales contract are the amount of consideration the Company expects to be entitled to for transferring promised hempSMART™ products. The consideration amount is fixed and not variable. The transaction price is allocated to the identified performance obligations in the contract. These allocated amounts are recognized as revenue when or as the performance obligations are fulfilled, which is concurrently upon receipt of payment. There are no future options for a contract when considering and determining the transaction price. The Company excludes amounts third parties will eventually collect, such as sales tax, when determining the transaction price. Since the timing between receiving consideration and transferring goods or services is immediate, the Company’s sales contract do not have a significant financing component, i.e., recognizing revenue at the amount that reflects the cash payment that the customer would have made at the time the goods or services were transferred to them (cash selling price), rather than significantly before or after the goods or services are provided.

Allocation of the Transaction Price of Our Sales Contracts

The Company’s sales contracts are not considered multi-element arrangements which require the fulfillment of multiple performance obligations. Rather, the Company’s sales contracts include one performance obligation in each contract. As such, from the outset, the Company allocates the total consideration to each performance obligation based on the fixed and determinable standalone selling price, which the Company believes is an accurate representation of what the price is in each transaction.

Recognition of Revenue when the Performance Obligation is Satisfied

A performance obligation is satisfied when or as control of the good or service is transferred to the customer. ASC 606-10-20 defines control as “the ability to direct the use of, and obtain substantially all of the remaining benefits from, the asset.” For performance obligations that are fulfilled at a point in time, revenue is recognized at the fulfillment of the performance obligation. As noted above, the Company’s single performance obligation sales contracts are singularly related to its promise to provide the hempSMART™ products to the customer upon receipt of payment, and upon completion, allows the Company to realize revenue under its revenue recognition policy.

With respect to the Company’s offered financial accounting, bookkeeping and/or real property management consulting services, to date no contracts have been entered into, and thus no reportable revenues have resulted for the fiscal years ended December 31, 2020 and 2019 or for the quarter ended June 30, 2021.

Identifying the Performance Obligations in Our Sales Contracts

In analyzing the Company’s sales contracts, the Company’s policy is to identify the distinct performance obligations in a sales contract arrangement. In determining the Company’s performance obligations under its sales contracts, the Company considers that the terms and conditions of sales are explicitly outlined in its sales contracts and are so distinct and identifiable within the context of each sales contract, and so are not integrated with other goods, or constitute a modification or customization of other goods in the Company’s contracts, or are highly dependent or highly integrated with other goods in the Company’s sales contracts. Thus, the Company’s performance obligations are singularly related to its promise to provide the hempSMART™ products upon receipt of payment. The Company offers an assurance warranty on its hempSMART™ products that allows a customer to return any hempSMART™ products within 30 days if not satisfied for any reason. Assurance warranties are not identifiable performance obligations since they may be elected at the whim of the customer for any reason. However, the Company does account for returns of purchase prices, if made.

Product Sales

Revenue from product sales, including delivery fees, is recognized when (1) an order is placed by the customer; (2) the price is fixed and determinable when the order is placed; (3) the customer is required to and concurrently pays for the product upon order; and (4) the product is shipped. The evaluation of the Company’s recognition of revenue after the adoption of ASC Topic 606 did not include any judgments or changes to judgments that affected the Company’s reporting of revenues since the Company’s product sales, both pre and post adoption of ASC Topic 606 were evaluated using the same standards as noted above, reflecting revenue recognition upon order, payment and shipment, which all occurs concurrently when the order is placed and paid for by the customer, and the product is shipped. Further, given the facts that (1) the Company’s customers exercise discretion in determining the timing of when they place their product order and (2) the price negotiated in the Company’s product sales is fixed and determinable at the time the customer places the order, and there is no delay in shipment, the Company is of the opinion that its product sales do not indicate or involve any significant customer financing that would materially change the amount of revenue recognized under the sales transaction, or would otherwise contain a significant financing component for the Company or the customer under ASC Topic 606.

Consulting Services

The Company also offers professional services for financial accounting, bookkeeping and/or real property management consulting services based on consulting agreements. As of the date of this filing, the Company has not entered into any contracts for any financial accounting, bookkeeping and/or real property management consulting services that have generated reportable revenues as of the years ended December 31, 2020 or 2019 or the quarter ended June 30, 2021. If and when the Company provides these professional services, it would intend and expect the arrangements to be entered into on an hourly fixed fee basis.

For hourly based fixed fee service contracts, the Company intends to utilize and rely upon the proportional performance method, which recognizes revenue as services are performed. Under this method, in order to determine the amount of revenue to be recognized, the Company will calculate the amount of completed work in comparison to the total services to be provided under the arrangement or deliverable. The Company only recognizes revenues as incurred and charges billable hours. Because the Company’s hourly fees for services are fixed and determinable and are only earned and recognized as revenue upon actual performance, the Company is of the opinion that such arrangements are not an indicator of a vendor or customer based significant financing that would materially change the amount of revenue the Company recognizes under the contract or would otherwise contain a significant financing component under ASC Topic 606.

The Company determined that upon adoption of ASC Topic 606 there were no adjustments converting from ASC 605   to ASC Topic 606 because product sales revenue is recognized upon customer order, payment and shipment, which occurs concurrently, and the Company’s consulting services offered are fixed and determinable and are only earned and recognized as revenue upon actual performance.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair value of the Company’s stock, stock-based compensation, fair values relating to derivative liabilities, debt discounts and the valuation allowance related to deferred tax assets. Actual results may differ from these estimates.

Cash

The Company considers cash to consist of cash on hand and temporary investments having an original maturity of 90 days or less that are readily convertible into cash.

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to a concentration of credit risk are cash and accounts receivable. Occasionally, the Company’s cash   in interest-bearing accounts may exceed FDIC insurance limits. The financial stability of these institutions is periodically reviewed by senior management.

Accounts Receivable

Trade receivables are carried at their estimated collectible amounts. Trade credit is generally extended on a short-term basis. Thus, trade receivables do not bear interest. Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition.

Allowance for Doubtful Accounts

Any charges to the allowance for doubtful accounts on accounts receivable are charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and the current status of accounts receivable. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired. As of June 30, 2021 and December 31, 2020, allowance for doubtful accounts was $0 and $0, respectively.

Inventories

Inventories are stated at the lower of cost or market with cost being determined on a first-in, first-out (FIFO) basis. The Company writes down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required. During the periods presented, there were no inventory write-downs.

Cost of Sales

Cost of sales is comprised of cost of product sold, packaging, and shipping costs.

Stock-Based Compensation - Employees

The Company accounts for the stock-based compensation in which the Company obtains employee services in share-based payment transactions under the recognition and measurement principles of the fair value recognition provisions of ASC 718-10-30. Pursuant to ASC 718-10-30-6, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur.

If the Company is a newly formed corporation or shares of the Company are thinly traded, the use of share prices established in the Company’s most recent private placement based on sales to third parties or weekly or monthly price observations would generally be more appropriate than the use of daily price observations as such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

The fair value of share options and similar instruments is estimated on the date of grant using a Binomial Option Model option-pricing valuation model.  The ranges of assumptions for inputs are as follows:

•	Expected term of share options and similar instruments. The expected life of options and similar instruments represents the period of time the options and/or similar instruments are expected to be outstanding. Pursuant to ASC 718-10-50-2(f)(2)(i). the expected term of share options and similar instruments represents the period of time the options and similar instruments are expected to be outstanding taking into consideration of the contractual term of the instruments and employees’ expected exercise and post-vesting employment termination behavior into the fair value (or calculated value) of the instruments. Pursuant to ASC 718-10-S99-1, it may be appropriate to use the simplified method, i.e., expected term equal the quotient of the vesting term plus the original contractual term divided by two if (i) a company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time its equity shares have been publicly traded; (ii) a company significantly changes the terms of its share option grants or the types of employees that receive share option grants such that its historical exercise data may no longer provide a reasonable basis upon which to estimate expected term; or (iii) a company has or expects to have significant structural changes in its business such that its historical exercise data may no longer provide a reasonable basis upon which to estimate expected term. The Company uses the simplified method to calculate expected term of share options and similar instruments as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term.

•	Expected volatility of the entity’s shares and the method used to estimate it. Pursuant to ASC 718-10-50-2(f)(2)(ii), a thinly-traded or non-public entity that uses the calculated value method shall disclose the reasons why it is not practicable for it to estimate the expected volatility of its share price, the appropriate industry sector index that it has selected, the reasons for selecting that particular index, and how it has calculated historical volatility using that index. The Company uses the average historical volatility of the comparable companies over the expected contractual life of the share options or similar instruments as its expected volatility. If shares of a company are thinly traded the use of weekly or monthly price observations would generally be more appropriate than the use of daily price observations as the volatility calculation using daily observations for such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.
•	Expected annual rate of quarterly dividends. An entity that uses a method that employs different dividend rates during the contractual term shall disclose the range of expected dividends used and the weighted-average expected dividends. The expected dividend yield is based on the Company’s current dividend yield as the best estimate of projected dividend yield for periods within the expected term of the share options and similar instruments.
•	Risk-free rate(s). An entity that uses a method that employs different risk-free rates shall disclose the range of risk-free rates used. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the expected term of the share options and similar instruments.

Generally, all forms of share-based payments, including stock options, warrants, restricted stock and stock appreciation rights are measured at their fair value on the grant date of the award based on the estimated number of awards that are ultimately expected to vest.

The expense resulting from share-based payments is recorded in general and administrative expense in the statements of operations.

Stock-Based Compensation – Non Employees

Equity Instruments Issued to Parties Other Than Employees for Acquiring Goods or Services

In June 2018, the FASB issued ASU No. 2018-07, Compensation – Stock Compensation: Improvement to Nonemployee Share-Based Payment Accounting (“Topic 718”s). The ASU supersedes ASC 505-50, Equity-Based Payment to Non-Employment, and expands the scope of the Topic 718 to include stock-based payments granted to non-employees. Under the new guidance, the measurement date and performance and vesting conditions for stock-based payments to non-employees are aligned with those of employees, most notably aligning the award measurement date with the grant date of an award. The new guidance is required to be adopted using the modified retrospective transition approach. The Company adopted the new guidance effective January 1, 2019, and the adoption did not have a material impact on its financial statements and related disclosures.

The fair value of share options and similar instruments is estimated on the date of grant using a Binomial option-pricing valuation model.  The ranges of assumptions for inputs are as follows:

•	Expected term of share options and similar instruments: Pursuant to ASC 718-10-50-2(f)(2)(i), the expected term of share options and similar instruments represents the period of time the options and similar instruments are expected to be outstanding taking into consideration of the contractual term of the instruments and the holder’s expected exercise behavior into the fair value (or calculated value) of the instruments. The Company uses historical data to estimate the holder’s expected exercise behavior. If a company is a newly formed corporation or shares of such company are thinly traded, the contractual term of the share options and similar instruments is used as the expected term of share options and similar instruments as such company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term.
•	Expected volatility of the entity’s shares and the method used to estimate it. Pursuant to ASC 718-10-50-2(f)(2)(ii), a thinly-traded or non-public entity that uses the calculated value method shall disclose the reasons why it is not practicable for the company to estimate the expected volatility of its share price, the appropriate industry sector index that it has selected, the reasons for selecting that particular index, and how it has calculated historical volatility using that index. The Company uses the average historical volatility of the comparable companies over the expected contractual life of the share options or similar instruments as its expected volatility. If shares of a company are thinly traded the use of weekly or monthly price observations would generally be more appropriate than the use of daily price observations as the volatility calculation using daily observations for such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.
•	Expected annual rate of quarterly dividends. An entity that uses a method that employs different dividend rates during the contractual term shall disclose the range of expected dividends used and the weighted-average expected dividends. The expected dividend yield is based on the Company’s current dividend yield as the best estimate of projected dividend yield for periods within the expected term of the share options and similar instruments.
•	Risk-free rate(s). An entity that uses a method that employs different risk-free rates shall disclose the range of risk-free rates used. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the expected term of the share options and similar instruments.

Earnings per Share

Basic earnings per share are calculated by dividing net income (loss) by the weighted average number of shares of the Company’s common stock outstanding during the period. “Diluted earnings per share” reflects the potential dilution that could occur if the Company’s share-based awards and convertible securities were exercised or converted into common stock. The dilutive effect of the Company’s share-based awards is computed using the treasury stock method, which assumes all share-based awards are exercised and the hypothetical proceeds from exercise are used to purchase common stock at the average market price during the period. The incremental shares (difference between shares assumed to be issued versus purchased), to the extent they would have been dilutive, are included in the denominator of the diluted earnings per share calculation. The dilutive effect of the Company’s convertible preferred stock and convertible debentures is computed using the if-converted method, which assumes conversion at the beginning of the year.

Property and Equipment

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. For financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years.

Investments

The Company follows ASC subtopic 321-10, Investments-Equity Securities (“ASC 321-10”) which requires the accounting for an equity security to be measured at fair value with changes in unrealized gains and losses are included in current period operations. Where an equity security is without a readily determinable fair value, the Company may elect to estimate its fair value at cost minus impairment plus or minus changes resulting from observable price changes (See Note 6).

Derivative Financial Instruments

The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provide the Company with a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement) providing that such contracts are indexed to the Company's own stock. The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). The Company assesses classification of its common stock purchase warrants and other free-standing derivatives at each reporting date to determine whether a change in classification between equity and liabilities is required.

The Company’s free-standing derivatives consisted of conversion options embedded within its issued convertible debt and warrants with anti-dilutive (reset) provisions. The Company evaluated these derivatives to assess their proper classification in the balance sheet using the applicable classification criteria enumerated under GAAP.  The Company determined that certain conversion and exercise options do not contain fixed settlement provisions.  The convertible notes contain a conversion feature and warrants have a reset provision such that the Company could not ensure it would have adequate authorized shares to meet all possible conversion demands. As such, the Company was required to record the conversion feature and the reset provision which does not have fixed settlement provisions as liabilities and mark to market all such derivatives to fair value at the end of each reporting period.

The Company has adopted a sequencing policy that reclassifies contracts (from equity to assets or liabilities) with the most recent inception date first. Thus, any available shares are allocated first to contracts with the most recent inception dates.

Fair Value of Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of June 30, 2021 and December 31, 2020. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash and accounts payable. Fair values were assumed to approximate carrying values for cash, accounts payables and short term notes because they are short term in nature.

Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred. The Company charged to operations $168,780 and $44,659 for the six months ended June 30, 2021 and 2020, respectively, as advertising costs.

Segment Information

ASC subtopic Segment Reporting 280-10 ("ASC 280-10") establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The information disclosed herein materially represents all of the financial information related to the Company's only material principal operating segment, hempSMART.

hempSMART

STATEMENT OF OPERATIONS

THREE AND SIX MONTHS ENDED JUNE 30, 2021 AND 2020

	For the three months ended		6 Months Ended	For the three months ended		6 Months Ended
	March 31, 2021	June 30, 2021	June 30, 2021	March 31, 2020	June 30, 2020	June 30, 2020

Revenues	$34,872	$16,537	$51,409	$81,819	$82,958	$164,777

Cost of Goods Sold	25,032	3,301	28,333	34,205	39,187	73,392

Gross Profit	9,840	13,236	23,076	47,614	43,771	91,385

Expense
Stock Based Compensation	—	—	—	—	17,850	17,850
Selling and Marketing	97,812	150,881	248,693	101,897	74,356	176,253
Payroll and Related expenses	53,947	54,864	108,811	18,749	32,113	50,862
Depreciation Expense	1,391	1,391	2,782	1,746	1,582	3,328
General and Admin Expenses	55,801	95,864	151,665	67,949	53,911	121,860
Total Expense	208,951	303,000	511,951	190,341	179,812	370,153

Net Loss from Operations	$(199,111)	$(289,764)	$(488,875)	$(142,727)	$(136,041)	$(278,768)

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carry forwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities based on the technical merits of the position. The tax benefits recognized in the condensed consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of June 30, 2021 and 2020, the Company has not recorded any unrecognized tax benefits.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements Not Yet Adopted

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40)” (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative which aims to reduce unnecessary complexity in GAAP. The ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact ASU 2020-06 will have on its financial statements.

Recently Issued Accounting Pronouncements Adopted

Accounting for Income Taxes In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). The amendments in ASU 2019-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in ASC Topic 740, Income Taxes. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of ASC Topic 740 by clarifying and amending existing guidance. ASU 2019-12 became effective for the Company in the first quarter of fiscal year 2021. The adoption of this standard did not have any impact on the Company’s condensed consolidated financial statements.

Equity Securities, Equity-method Investments and Certain Derivatives In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The guidance provides clarification of the interaction of rules for equity securities, the equity method of accounting and forward contracts and purchase options on certain types of securities. ASU 2020-01 became effective for the Company in the first quarter of 2021. The adoption of this standard did not have any impact on the Company’s condensed consolidated financial statements.

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting policies applied in the presentation of the accompanying financial statements follows:

Basis and business presentation

Marijuana Company of America, Inc. (The “Company”) was incorporated under the laws of the State of Utah in October 1985 under the name Mormon Mint, Inc. The corporation was originally a startup company organized to manufacture and market commemorative medallions related to the Church of Jesus Christ of Latter Day Saints. On January 5, 1999, Bekam Investments, Ltd. acquired one hundred percent of the common shares of the Company and spun the Company off changing its name Converge Global, Inc. From August 13, 1999 until November 20, 2002, the Company focused on the development and implementation of Internet web content and e-commerce applications. In October 2009, in a 30 for 1 exchange, the Company merged with Sparrowtech, Inc. for the purpose of exploration and development of commercially viable mining properties. From 2009 to 2014, we operated primarily in the mining exploration business.

In 2015, the Company changed its business model to a marketing and distribution company for medical marijuana. In conjunction with the change, the Company changed its name to Marijuana Company of America, Inc. At the time of the transition in 2015, there were no remaining assets, liabilities or operating activities of the mining business.

On September 21, 2015, the Company formed H Smart, Inc, a Delaware corporation as a wholly owned subsidiary for the purpose of operating the hempSMART brand. H Smart, Inc. is also registered with the California Secretary of State as a foreign corporation.

On February 1, 2016, the Company formed MCOA CA, Inc., a California corporation as a wholly owned subsidiary to facilitate mergers, acquisitions and the offering of investments or loans to the Company.

On May 3, 2017, the Company formed Hempsmart Limited, a United Kingdom corporation, as a wholly owned subsidiary for the purpose of future expansion into the European market.

On May 23, 2018, the Company formed H Smart, LLC in Washington State. On January 21, 2019, the Company converted this entity into a Washington State corporation named H Smart, Inc.

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: H Smart, Inc., H Smart, LLC, Hempsmart Limited, and MCOA CA, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition

For annual reporting periods after December 15, 2017, the Financial Accounting Standards Board (“FASB”) made effective ASU 2014-09 “Revenue from Contracts with Customers,” to supersede previous revenue recognition guidance under current U.S. GAAP. Revenue is now recognized in accordance with FASB ASC Topic 606, Revenue Recognition. The objective of the guidance is to establish the principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. The core principal is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Two options were made available for implementation of the standard: the full retrospective approach or modified retrospective approach. The guidance became effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, with early adoption permitted. We adopted FASB ASC Topic 606 for our reporting period as of the year ended December 31, 2017, which made our implementation of FASB ASC Topic 606 effective in the first quarter of 2018. We decided to implement the modified retrospective transition method to implement FASB ASC Topic 606, with no restatement of the comparative periods presented. Using this transition method, we applied the new standards to all new contracts initiated on/after the effective date. We also decided to apply this method to any incomplete contracts we determine are subject to FASB ASC Topic 606 prospectively. For the year ended December 31, 2020, there were no incomplete contracts. As is more fully discussed below, we are of the opinion that none of our contracts for services or products contain significant financing components that require revenue adjustment under FASB ASC Topic 606.

Identification of Our Contracts with Our Customers.

Contracts included in our application of FASB ASC Topic 606, consist completely of sales contracts between us and our customers that create enforceable rights and obligations. For the year ended December 31, 2019, our sales contracts included the following parties: us, our sales associates and our customers. Our sales contracts were offered by us and our sales associates to our customers directly through our web site. Our sales contracts, and those formalized by our sales associates, are represented by an electronic order form, which contains the contractual elements of offer for sale, acceptance and the provision of consideration consisting of the buyer’s payment, which is concurrent with our delivery of hempSMART™ product. Since our hempSMART™ product sales contracts are consummated upon receipt of the customer’s acceptance of our offer; our concurrent receipt of our customers payment; and, our delivery of the agreed to hempSMART™ product, all parties are equally committed to fulfilling their respective obligations under the sales contracts. Further, the sales contracts specifically identify (1) parties; (2) quantity of hempSMART™ product ordered; (3) price; and, (4) subject, and so each respective party’s rights are identifiable and the payment terms are defined. Since the sales contracts are consummated concurrent with offer, acceptance, payment and delivery of the hempSMART™ product ordered, we recognize revenue and cash flows as the principal from the respective sales contract transactions as they complete. Further, because our sales contracts are offered, accepted and consummated concurrently, our ability to collect revenue is immediate. We receive no payments for agreements that do not qualify as a contract. If customers agree to multiple sales contracts when they are entered into at or near the same time, our policy is to combine those contracts if: (1) the sales contracts are negotiated as a single package; (2) the payment amount of one sales contract is dependent upon another sales contract; (3) our performance obligations of delivering multiple hempSMART™ products can be determined to be part of a single transaction. Since the nature of the entry into and consummation of our sales contracts occur concurrently, there are no changes or modifications to the terms of the sales contracts that would modify the enforceable rights and performance obligations of the parties and that would materially alter the timing of our receipt of revenue from our sales contracts.

Identifying the Performance Obligations in Our Sales Contracts.

In analyzing our sales contracts, our policy is to identify the distinct performance obligations in a sales contract arrangement. In determining our performance obligations under our sales contracts, we consider that the terms and conditions of sales are explicitly outlined in our sales contracts and are so distinct and identifiable within the context of each sales contract, and so are not integrated with other goods, or constitute a modification or customization of other goods in our contracts, or are highly dependent or highly integrated with other goods in our sales contracts. Thus, our performance obligations are singularly related to our promise to provide the hempSMART™ products upon receipt of payment. We offer an assurance warranty on our hempSMART™ products that allows a customer to return any hempSMART™ products within thirty days if not satisfied for any reason. Assurance warranties are not identifiable performance obligations, since they are electable at the whim of the customer for any reason. However, we do account for returns of purchase prices if made.

Determination of the Price in Our Sales Contracts.

The transaction prices in our sales contract is the amount of consideration we expect to be entitled to for transferring promised hempSMART™ products. The consideration amount is fixed and not variable. The transaction price is allocated to the identified performance obligations in the contract. These allocated amounts are recognized as revenue when or as the performance obligations are fulfilled, which is concurrently upon receipt of payment. There are no future options for a contract when considering and determining the transaction price. We exclude amounts third parties will eventually collect, such as sales tax, when determining the transaction price. Since the timing between receiving consideration and transferring goods or services is immediate, our sales contract do not have a significant financing component, i.e., recognizing revenue at the amount that reflects the cash payment that the customer would have made at the time the goods or services were transferred to them (cash selling price), rather than significantly before or after the goods or services are provided.

Allocation of the Transaction Price of Our Sales Contracts.

Our sales contracts are not considered multi-element arrangements which require the fulfillment of multiple performance obligations. Rather, our sales contracts include one performance obligation in each contract. As such, from the outset, we allocate the total consideration to each performance obligation based on the fixed and determinable standalone selling price, which we believe is an accurate representation of what the price is in each transaction.

Recognition of Revenue when the Performance Obligation is Satisfied.

A performance obligation is satisfied when or as control of the good or service is transferred to the customer. The standard defines control as “the ability to direct the use of, and obtain substantially all of the remaining benefits from, the asset.” (ASC 606-10-20). For performance obligations that are fulfilled at a point in time, revenue is recognized at the fulfillment of the performance obligation. As noted above, our single performance obligation sales contracts are singularly related to our promise to provide the hempSMART™ products to the customer upon receipt of payment, which occurs concurrently and when, upon completion, allows us under our revenue recognition policy to realize revenue.

Regarding our offered financial accounting, bookkeeping and/or real property management consulting services, to date no contracts have been entered into, and thus no reportable revenues have resulted for the fiscal years ended 2020 and 2019.

Product Sales

Revenue from product sales, including delivery fees, FOB shipping point, is recognized when (1) an order is placed by the customer; (2) the price is fixed and determinable when the order is placed; (3) the customer is required to and concurrently pays for the product upon order; and, (4) the product is shipped. The evaluation of our recognition of revenue after the adoption of FASB ASC 606 did not include any judgments or changes to judgments that affected our reporting of revenues, since our product sales, both pre and post adoption of FASB ASC 606, were evaluated using the same standards as noted above, reflecting revenue recognition upon order, payment and shipment, which all occurs concurrently when the order is placed and paid for by the customer, and the product is shipped. Further, given the facts that (1) our customers exercise discretion in determining the timing of when they place their product order; and, (2) the price negotiated in our product sales is fixed and determinable at the time the customer places the order, and there is no delay in shipment, we are of the opinion that our product sales do not indicate or involve any significant customer financing that would materially change the amount of revenue recognized under the sales transaction, or would otherwise contain a significant financing component for us or the customer under FASB ASC Topic 606.

Consulting Services

We also offer professional services for financial accounting, bookkeeping or real property management consulting services based on consulting agreements. As of the date of this filing, we have not entered into any contracts for any financial accounting, bookkeeping and/or real property management consulting services that have generated reportable revenues as of the years ended 2020 and 2019. We intend and expect these arrangements to be entered into on an hourly fixed fee basis.

For hourly based fixed fee service contracts, we intend to utilize and rely upon the proportional performance method, which recognizes revenue as services are performed. Under this method, in order to determine the amount of revenue to be recognized, we will calculate the amount of completed work in comparison to the total services to be provided under the arrangement or deliverable. We only recognize revenues as we incur and charge billable hours. Because our hourly fees for services are fixed and determinable and are only earned and recognized as revenue upon actual performance, we are of the opinion that such arrangements are not an indicator of a vendor or customer based significant financing, that would materially change the amount of revenue we recognize under the contract or would otherwise contain a significant financing component under FASB ASC Topic 606.

The Company determined that upon adoption of ASC 606 there were no quantitative adjustments converting from ASC 605 to ASC 606 respecting the timing of our revenue recognition because product sales revenue is recognized upon customer order, payment and shipment, which occurs concurrently, and our consulting services offered are fixed and determinable and are only earned and recognized as revenue upon actual performance.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair value of the Company’s stock, stock-based compensation, fair values relating to derivative liabilities, debt discounts and the valuation allowance related to deferred tax assets. Actual results may differ from these estimates.

Cash

The Company considers cash to consist of cash on hand and temporary investments having an original maturity of 90 days or less that are readily convertible into cash.

Concentrations of credit risk

The Company’s financial instruments that are exposed to a concentration of credit risk are cash and accounts receivable. Occasionally, the Company’s cash and cash equivalents in interest-bearing accounts may exceed FDIC insurance limits. The financial stability of these institutions is periodically reviewed by senior management.

Accounts Receivable

Trade receivables are carried at their estimated collectible amounts. Trade credit is generally extended on a short-term basis; thus, trade receivables do not bear interest. Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition.

Allowance for Doubtful Accounts

Any charges to the allowance for doubtful accounts on accounts receivable are charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and the current status of accounts receivable. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired. As of December 31, 2020, and 2019, allowance for doubtful accounts was $0 and $0, respectively.

Inventories

Inventories are stated at the lower of cost or market with cost being determined on a first-in, first-out (FIFO) basis. The Company writes down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required. During the periods presented, there were no inventory write-downs.

Cost of sales

Cost of sales is comprised of cost of product sold, packaging, and shipping costs.

Stock Based Compensation

The Company measures the cost of services received in exchange for an award of equity instruments including stock, stock options and restricted stock awards based on the fair value of the award. For employees and directors, the fair value of the award is measured on the grant date and recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. For non-employees, share-based compensation awards are recorded at either the fair value of the services rendered or the fair value of the share-based payments, whichever is more readily determinable. Stock and restricted stock and option awards are based on the closing price of the stock underlying the awards on the grant date. Stock-based compensation expense is recorded by the Company in the same expense classifications in the statements of operations, as if such amounts were paid in cash. As of December 31, 2020, and 2019, the number of outstanding stock options to purchase shares of common stock was 0 and 0 shares, respectively. 0 and 0 shares were vested as of December 31, 2020 and 2019, respectively.

Net Loss per Common Share, basic and diluted

The Company computes earnings (loss) per share under Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”). Net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the year.  Diluted earnings per share, if presented, would include the dilution that would occur upon the exercise or conversion of all potentially dilutive securities into common stock using the “treasury stock” and/or “if converted” methods as applicable.

The computation of basic and diluted income (loss) per share as of December 31, 2020 and 2019 excludes potentially dilutive securities when their inclusion would be anti-dilutive, or if their exercise prices were greater than the average market price of the common stock during the period.

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	2020		2019
Convertible notes payable	1,282,203,301		137,219,847
Options to purchase common stock(1)	0	(1)	0	(1)
Warrants to purchase common stock	293,054,702		110,846,817
Total	1,575,258,003		248,066,664

(1)	On February 27, 2019, Donald Steinberg and Charles Larsen cancelled previously issued options to purchase an aggregate of 1,000,000,000 shares at an average exercise price of $0.0005 per share, representing 100% of all previously issued options.

Property and Equipment

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. For financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years.

Investments

The Company follows Accounting Standards Codification subtopic 321-10, Investments-Equity Securities (“ASC 321-10) which requires the accounting for equity security to be measured at fair value with changes in unrealized gains and losses are included in current period operations. Where an equity security is without a readily determinable fair value, the Company may elect to estimate its fair value at cost minus impairment plus or minus changes resulting from observable price changes (See Note 4).

Derivative Financial Instruments

The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provide the Company with a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement) providing that such contracts are indexed to the Company’s own stock. The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). The Company assesses classification of its common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between equity and liabilities is required.

The Company’s free-standing derivatives consisted of conversion options embedded within its issued convertible debt and warrants with anti-dilutive (reset) provisions. The Company evaluated these derivatives to assess their proper classification in the balance sheet using the applicable classification criteria enumerated under GAAP.  The Company determined that certain conversion and exercise options do not contain fixed settlement provisions.  The convertible notes contain a conversion feature and warrants have a reset provision such that the Company could not ensure it would have adequate authorized shares to meet all possible conversion demands.

As such, the Company was required to record the conversion feature and the reset provision which does not have fixed settlement provisions as liabilities and mark to market all such derivatives to fair value at the end of each reporting period.

The Company has adopted a sequencing policy that reclassifies contracts (from equity to assets or liabilities) with the most recent inception date first. Thus, any available shares are allocated first to contracts with the most recent inception dates.

Fair Value of Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2020 and 2019. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash and accounts payable. Fair values were assumed to approximate carrying values for cash, accounts payables and short-term notes because they are short term in nature.

Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred. The Company charged to operations $129,504 and $540,474 for the year ended December 31, 2020 and 2019, respectively, as advertising costs.

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carry forwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of December 31, 2020, and 2019, the Company has not recorded any unrecognized tax benefits.

Segment Information

Accounting Standards Codification subtopic Segment Reporting 280-10 (“ASC 280-10”) establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The information disclosed herein materially represents all of the financial information related to the Company’s only material principal operating segment.

Recent Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company’s financial position, results of operations or cash flows.

Adoption of Accounting Standards

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued ASU 2014-09 “Revenue from Contracts with Customers” to supersede previous revenue recognition guidance under current U.S. GAAP. The guidance presents a single five-step model for comprehensive revenue recognition that requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Two options are available for implementation of the standard which is either the retrospective approach or cumulative effect adjustment approach. The guidance becomes effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, with early adoption permitted.

The Company has determined that the adoption of ASU-2014-09 will not have a material impact on its financial statements.

COVID-19 Impacts on Accounting Policies and Estimates

COVID-19 Impacts on Accounting Policies and Estimates In light of the currently unknown ultimate duration and severity of COVID-19, we face a greater degree of uncertainty than normal in making the judgments and estimates needed to apply our significant accounting policies. As COVID-19 continues to develop, we may make changes to these estimates and judgments over time, which could result in meaningful impacts to our financial statements in future periods.

As previously reported on Form 8-K filed on March 30, 2020, the Company was unable to file its Annual Report on Form 10-K for the fiscal year ended December 31, 2019 by the original deadline of March 30, 2020, due to circumstances related to COVID-19 pandemic, specifically: (i) the Southern California area, including the location of the Company’s corporate headquarters, was at one of the epicenters of the coronavirus outbreaks in the United States and the Governor of California had ordered all residents to stay at home excepting only essential travel; and (ii) historically, the Company has relied on vendors in China to manufacture certain of its principal products. The outbreak of COVID-19 caused different levels of delay in operations of the Company, vendors, customers and professional service providers. As a result, the Company’s books and records were not easily accessible from our Chinese manufacturer of our products, resulting in a delay in the preparation, audit and completion of the Company’s financial statements for the Annual Report.

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.  Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed.